Basis of preparation	12 Months Ended
Dec. 31, 2020
Basis of preparation
Basis of preparation

(2)   Basis of preparation

a)   Statement of compliance

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”), issued by the International Accounting Standard Board (“IASB”).

On April 20, 2021, the accompanying consolidated financial statements and related notes were authorized for issuance by the Company’s Chief Financial Officer, Mr. Daniel Salazar Ferrer, for review and approval by the Audit Committee, Board of Directors and stockholders. In accordance with Mexican General Corporate Law and the Company’s bylaws, the stockholders are empowered to modify the consolidated financial statements after their issuance should they deem it necessary.

b)   Basis of measurement

The accompanying consolidated financial statements were prepared on the historical cost basis (historical cost is generally based on the fair value of the consideration given in exchange for goods and services), except for the following items in the consolidated statement of financial position, which are measured at fair value:

•

Derivative financial instruments for trading and hedging, and investment in securities at fair value through profit or loss and investment in securities at fair value through other comprehensive income

•	Biological assets

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique. In estimating the fair value of an asset or a liability, the Company takes into account the characteristics of the asset or liability if market participants would take those characteristics into account when pricing the asset or liability at the measurement date.

In addition, for financial reporting purposes, fair value measurements are categorized into Level 1, 2 or 3 based on the degree to which the inputs to the fair value measurements are observable and the significance of the inputs to the fair value measurements in its entirety, which are described as follows:

Level 1 inputs are quoted prices in active markets for identical assets or liabilities.

Level 2 inputs are inputs, other than quoted prices included within Level 1, which are observable either directly or indirectly.

Level 3 inputs are unobservable inputs.

c)   Functional and presentation currency

These consolidated financial statements are presented in thousands of Mexican pesos (pesos or $), the official currency of Mexico, which is the currency in which the Company’s accounting records are maintained and functional currency for most of its subsidiaries, except for  foreign subsidiaries for which the U.S. dollar is the functional currency as well as the currency in which accounting records are maintained.

For disclosure purposes, in the notes to the consolidated financial statements, “thousands of pesos” or “$” means thousands of Mexican pesos, and “thousands of dollars” means thousands of U.S. dollars.

When deemed relevant, certain amounts are included between parentheses as a translation into thousands of dollars, into thousands of Mexican pesos, or both, as applicable. These translations are performed for the convenience of the reader at the closing exchange rate issued by Bank of Mexico, which is $19.95,  $18.89 and $19.67 pesos to one U.S. dollar as of December 31, 2020, 2019 and 2018, respectively.

d)   Use of estimates and judgments

The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and significant assumptions are reviewed on an ongoing basis. Changes in estimates are recognized in the period in which they occur and in any future periods affected.

The following are the critical accounting estimates and assumptions used by management in the application of the Company’s accounting policies, which are significant to the amounts recognized in the consolidated financial statements.

Critical accounting judgments

i.   Fair value of biological assets

The Company estimates the fair value of biological assets as the price that would be received or paid in an orderly transaction between market participants at the measurement date. As part of the estimate, the Company considers the maturity periods of such assets, the necessary time span for the biological assets to reach a productive stage, as well as future economic benefits obtained.

The balance of current biological assets includes hatching eggs, growing pigs and growing poultry, while the balance of non-current biological assets includes poultry in its different production stages, and breeder pigs.

Non-current biological assets are valued at production cost less accumulated depreciation or accumulated impairment losses, as there is no observable or reliable market for such assets. Additionally, the Company believes that there is no reliable method for measuring the fair value of non-current biological assets. Current biological assets are valued at fair value when there is an observable market, less estimated selling expenses.

ii.   Business combinations or acquisition of assets

Management uses its professional judgment to determine whether the acquisition of a group of assets constitutes a business combination or acquisition of assets in accordance with IFRS. This determination may have a significant impact in how the acquired assets and assumed liabilities are accounted for, both on initial recognition and subsequent thereto.

iii.   Aggregation of operating segments

The Company’s chicken and egg operating segments are aggregated to present one reportable segment (Poultry) as they have similar products and services, production processes, classes of customers, methods used for distribution, the nature of the regulatory environment in which they operate, and similar economic characteristics as evidenced by similar five-year trends in average gross profit margins. These factors are evaluated at least annually.

iv.   Discount rate estimation to calculate the present value of future minimum rent payments

The Company estimates the discount rate to be used in determining the lease liability, based on the incremental borrowing rate (“IBR”).

The Company uses a two-level model, with which it determines the elements that make up the discount rate: (i) reference rate, and (ii) credit risk component. In such model, Management also considers its policies and practices to obtain financing, distinguishing between borrowings obtained at the corporate level (that is, by the holding company), or at the level of each subsidiary. Finally, for real estate leases, or in which there is significant and observable evidence of their residual value, the Company estimates and evaluates an adjustment for the characteristics of the underlying asset, taking into account the possibility that such asset may be granted as collateral or guarantee against the risk of default.

v.   Estimate of the term of the lease contracts

The Company defines the term of the leases as the period for which there is a contractual payment commitment, considering the non-cancellable period of the contract, as well as the renewal and early termination options that are likely to be exercised. The Company participates in lease agreements that do not have a defined mandatory term, a defined renewal period (if it contains a renewal clause), or annual automatic renewals. Accordingly, to measure the lease liability, the Company estimates the term of the contracts considering their contractual rights and limitations, the business plan, as well as Management's intentions for the use of the underlying asset.

Additionally, the Company considers the early termination clauses of its contracts and the probability of exercising them, as part of its estimation of the lease term.

Key sources of estimation uncertainty on the application of accounting policies

i.   Assessments to determine the recoverability of deferred tax assets

On an annual basis the Company prepares financial projections to determine if it will generate sufficient taxable income to utilize its deferred tax assets associated with deductible temporary differences, including tax losses and other tax credits.

ii.   Useful lives and residual values of property, plant and equipment

Useful lives and residual values of intangible assets and property, plant and equipment are used to determine amortization and depreciation expense of such assets and are determined with the assistance of internal and external specialists, as deemed necessary.

Useful lives and residual values are reviewed periodically at least once a year, based on the current conditions of the assets and the estimate of the period during which they will continue to generate economic benefits to the Company. If there are changes in the related estimate, measurement of the net carrying amount of assets and the corresponding depreciation expense are affected prospectively.

iii.   Measurements and disclosures at fair value

Fair value is a measurement based on the price a market participant would be willing to receive to sell an asset or pay to transfer a liability, and is not a measure specific to the Company. For some assets and liabilities, observable market transactions or market information may be available. For other assets and liabilities, observable market transactions and market information may not be available. However, the purpose of a measurement at fair value in both cases is to estimate the price at which an orderly transaction to sell the asset or to transfer the liabilities would be carried out among the market participants at the date of measurement under current market conditions.

When the price of an identical asset or liability is not observable, the Company determines the fair value using another valuation technique which maximizes the use of relevant observable information and minimizes the use of unobservable information. As the fair value is a measurement based on the market, it is measured using the assumptions that market participants would use when they assign a price to an asset or liability, including assumptions about risk.

iv.   Impairment of long-lived assets and goodwill

The carrying amount of long-lived assets is reviewed for impairment when situations or changes in circumstances indicate that it is not recoverable, except for goodwill which is reviewed on an annual basis. If there are indicators of impairment, a review is carried out to determine whether the carrying amount exceeds its recoverable value and whether it is impaired. The recoverable value is the highest of the asset’s fair value, less selling costs, and its value in use which is the present value of the future estimated cash flows generated by the asset. The value in use calculation requires the Company’s management to estimate the future cash flows expected to arise from the asset and/or from the cash-generating unit and an appropriate discount rate in order to calculate present value.

v.   Employee retirement benefits

The Company uses assumptions to determine the best estimate for its employee retirement benefits. Assumptions and estimates are established in conjunction with independent actuaries.  These assumptions include: demographic hypotheses, discount rates and expected increases in remunerations and future employee service periods, among others. Although the assumptions are deemed appropriate, a change in such assumptions could affect the value of the employee benefit liability and the results of the period in which it occurs.

vi.   Expected credit losses on accounts receivable

The expected credit losses on financial assets are estimated using a provision matrix based on the Company's historical experience of credit losses, adjusted for factors that are specific to each of the Company's customer and debtor groups, general economic conditions and an assessment of both current and forecast conditions at each reporting date.

vii.   Contingencies

A contingent liability is defined as:

•

A possible obligation that arises from past events and whose existence can only be confirmed by the occurrence or non-occurrence of one or more uncertain future events not wholly within the control of the Company, or

•	A present obligation that arises from past events but is not recognized because:
a.	it is not probable that an outflow of resources embodying economic benefits will be required to settle the obligation; or
b.	the amount of the obligation cannot be measured with sufficient reliability.

The assessment of such contingencies requires the exercise of significant judgments and estimates on the possible outcome of those future events. The Company assesses the probability of loss arising from lawsuits and other contingencies with the assistance of its legal advisors. These estimates are reconsidered periodically at each reporting period.

viii.   Uncertainties

Pandemics or disease outbreaks, such as the novel coronavirus (“COVID-19”), may alter consumption and trade patterns, supply chains, and production processes, which could affect the Company’s business and results of operations.

e)   COVID

In March 2020, the World Health Organization declared the COVID-19 a Global pandemic. As a result, measures established by the federal, state and local authorities in Mexico and the United, that required the forced closure of certain activities considered non-essential (businesses, non-essential government agencies, educational sector, among others) which negatively affected the operations of some of the Company's customers.

During 2020, Management performed an analysis to measure the financial impact on the Company derived from the possible effects of COVID 19, which included the following:

"

Review of potential impairment of non-financial assets (including goodwill) - Based on medium and long-term projections, a possible impairment in goodwill and intangible assets has not been identified.

"

Inventory valuation - The Company has not had a deterioration in the price of chicken and eggs. Due to the mobility restriction and in some cases of the forced closure in certain activities considered as non-essential, the Company had a negative impact in the demand from restaurant and hotel customers, mainly in the area of the Yucatan Peninsula of Mexico, which resulted in a change in the sales channels to home deliveries and sales by e-commerce platforms. This effect was offset by an increase in customer demand in self-service chains that has continued to date. As it relates to the acquisition of raw materials, even when there was volatility in the dollar exchange rate, the prices of the Company’s main raw materials such as corn and soybean paste were not affected in terms of cost and supply. For other raw materials, although a lack of supply presented itself in certain cases, it did not significantly affect the Company's production activities.

"

Provision for expected losses - The estimate for expected credit losses was reviewed and based on this analysis, Management considered that the allowance for doubtful accounts is sufficient to support an increase in credit risk for certain clients. During certain months of the year 2020, the level of the accounts receivable portfolio increased based on agreed terms and continues to be recovered considering the payment plans.

"	Measurement at fair value - investments recognized at fair value consider all relevant market factors for their proper valuation.
"

Breaches of agreements – The Company has fulfilled its commitments to suppliers and customers due to the fact that, as an essential sector, it has maintained its operations working normally, complying with the health protocols established by the competent authorities and due to its solid financial position.

"

Going concern - The Company qualified as an essential activity in the markets it operates in and continues to operate normally with full operations in its farms, plants, distribution centers, logistics, supply chain and offices, despite partially working remotely in some of its corporate locations. Management has also implemented strict additional measures to guarantee the well-being of clients, suppliers and workers, as well as the quality and safety of its products, working in coordination with the health authorities and attending to all the recommendations issued by them.

"	Labor relations have not been affected and no changes were made to contractual agreements with employees as the Company continues to operate normally.
"	Liquidity risk management - The Company has sufficient liquidity to continue assuming its current and long-term commitments.
"

Insurance recoveries related to business interruptions - The Company has insurance policies to cover business continuity, however, it is not expected that they will be used because it will continue to operate normally as it is considered to be an essential activity.

"	Income tax considerations - So far, no adverse tax impact is anticipated as a result of the pandemic.

During 2020, the approximate amount of expenses incurred as non-recurring derived from the COVID-19 pandemic was $339,000.

As the products that the Company manufactures and its industry is considered essential, there were no significant adverse effects on its consolidated position and financial performance resulting from COVID-19.

As the date of issuance of the consolidated financial statements, the Company does not consider that it should substantially modify its budgets and / or financial projections or recognize significant losses in the valuation of its monetary and non-monetary assets. However, there is no guarantee that in the future the financial situation could be affected if the negative effects of the disruption to the national and global economy are significantly altered.

f)   Issuance of new IFRS

i. New and amended IFRS that affect reported balances and/or disclosures in financial statements

In the current year, the Company adopted a series of new and amended IFRS issued by the IASB which went into effect on January 1, 2020 as it relates to its consolidated financial statements.

Initial impact of the application of the of Interest Rate Benchmark Reform (Amendment to IFRS 9, IAS 39, and IFRS 7).

In September 2019, the IASB issued the document amendments to IFRS 9, IAS 39 and IFRS 7. These amendments modify specific requirements of hedge accounting, to allow hedge accounting to continue for the affected hedges during the period of uncertainty before the coverage of items or instruments affected by the current interest rate benchmark is modified as a result of the ongoing interest rate benchmark reforms.

These modifications affect for the Company since it applies hedge accounting to its exposure to interest rate benchmark. The impacts of the modifications applied to the Company's accounting are as follows:

•	The Company has a variable rate of debt, indexed to IBOR, which hedges cash flows using interest rate swaps.
•

The Company will retain the accumulated gains or losses by reserving the hedge of cash flows designated to cash flows that are subject to the Interest Rate Benchmark Reform, even if there is some uncertainty about the Interest Rate Benchmark Reform regarding the time and quantity of the cash flow hedged items. The Company should consider that future cash flow hedges are not expected to occur due to reasons other than those of the Interest Rate Benchmark Reform, accumulated gains or losses will be immediately reclassified to results.

Its adoption has not had any material impact on the disclosures or the amounts reported in these consolidated financial statements.

Initial impact of concessions applied to Income under IFRS 16 due to issues related to COVID-19

In May 2020, the IASB issued the amendment to IFRS 16, COVID-19 Related Rent Concessions that provides practical resources for tenant rental concessions that occurred as a direct consequence of COVID-19, thus introducing a practical expedient. for IFRS 16. The practical expedient allows a tenant the choice to assess whether a COVID-19 related rental concession is a lease modification. The lessee making this choice must account for any change in rent payments resulting from the COVID-19 rental concession applying IFRS 16 as if the change were not a modification to the lease.

The practical expedient applies only to rental concessions that occur as a direct consequence related to COVID-19 and only if the following conditions are met:

• The change in lease payments results in a consideration that is substantially the same as, or less than, the lease consideration immediately prior to the change.

• Any reduction in lease payments only affects payments due on or before June 30, 2021 (a rental concession meets this condition if it results in a reduction in payments before June 30, 2021 or increases payments of lease after June 30, 2021); and

• There is no substantive change in any other clause or condition of the lease.

The Company has not had any material impact for these amendments to IFRS 16 because it did not have any applicable rental concessions.

Amendments to the Reference to the Conceptual Framework in IFRS

The Company has adopted the amendments included in Amendments to the Reference to the Conceptual Framework in IFRS for the first time this year. The amendments include derivative amendments to the affected standards that now refer to the new Conceptual Framework. Not all amendments, however, update such pronouncements with respect to Conceptual Framework references and phrases that refer to the revised Conceptual Framework. Some pronouncements are only updated to indicate which version of the Conceptual Framework they refer to (the IASC Conceptual Framework adopted by the IASB in 2001, the IASB Conceptual Framework of 2010, or the new and revised Conceptual Framework of 2018) or to indicate the definitions of the standards that have not been updated with the new definitions developed in the revised Conceptual Framework.

The standards that have had modifications are IFRS 2, IFRS 3, IFRS 6, IFRS 14, IAS 1, IAS 8, IAS 34, IAS 37, IAS 38, IFRIC 12, IFRIC 19, IFRIC 20, IFRIC 22, and SIC-32.

The adoption of these amendments had no impact on the Company's consolidated financial statements.

Amendments to IFRS 3 Definition of a business

The amendments clarify that, while businesses usually have outputs, outputs are not required for a series of integrated activities and assets to qualify as a business. To be considered a business, a series of activities and acquired assets must include, as a minimum, an input and a substantial process that together contribute significantly to the ability to generate outputs.

Additional guidance is provided to help determine if a substantial process has been acquired.

The amendments introduce an optional test to identify fair value concentration, which allows a simplified assessment of whether a series of activities and assets acquired is not a business if substantially all of the fair value of gross assets acquired is concentrated in a unique identifiable asset, or a group of similar assets.

The amendments apply prospectively to all business combinations and asset acquisitions whose acquisition date is on or after the first reporting period beginning on or after January 1, 2020, with early adoption permitted.

Its adoption has not had any material impact on the disclosures, or the amounts reported in these consolidated financial statements.

Amendments to IAS 1 and IAS 8 Definition of materiality

The amendments are intended to simplify the definition of materiality in IAS 1, making it easier to understand and are not intended to alter the underlying concept of materiality in IFRS Standards. The concept of obscuring material information with immaterial information has been included in the new definition.

The limit for influential materiality for users has been changed from "could influence" to "could reasonably be expected to influence".

The definition of materiality in IAS 8 has been replaced by a reference to the definition of materiality in IAS 1. In addition, the IASB amended other standards and the Conceptual Framework that contained a definition of materiality or reference to the term materiality to ensure consistency.

The amendment will be applied prospectively for reporting periods beginning on or after January 1, 2020, with early application permitted.

The adoption of these improvements had no impact on the Company's consolidated financial statements.

ii. New IFRS issued but not yet effective

As of the date of these financial statements, the Company has not applied the following new and revised IFRS that have been issued but are not yet effective.

IAS 39, IFRS 7, IFRS 4 and IFRS 16	Phase 2 of the Interest Rate Benchmark Reform (IBOR)
IFRS 17	Insurance Contracts
IFRS 10 and IAS 28 (amendments)	Sale or contribution of assets between an investor and its associate or joint venture
Amendments to IAS 1	Classification of liabilities as current or non-current.
Amendments to IFRS 3	Definition of a business
Amendments to IAS 16	Property, Plant and Equipment - before being used
Amendments to IAS 37	Onerous contracts - costs of fulfilling a contract
Annual improvements to IFRS 2018-2020 cycle	Amendments to IFRS 1 First adoption of International Financial Reporting Standards, IFRS 9 Financial Instruments, IFRS 16 Leases and IAS 41 Agriculture

Additionally, the Company is continuously monitoring the progress of the interest rate benchmark reform project that modifies the regulations as mentioned below:

Phase 2 of the interest rate benchmark reform (IBOR- Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16)

Interbank rates benchmark such as LIBOR, EURIBOR, and TIBOR, which represent the cost of obtaining unsecured funds, have been questioned about their viability as long-term funding benchmarks. The changes in the reform of the interest rates benchmark in its phase 2, refer to the modifications of financial assets, financial liabilities and lease liabilities, requirements for hedge accounting and disclosure of financial instruments. These improvements are effective as of January 1, 2021 with retrospective application, without it required to redo the comparative periods.

With respect to modifying financial assets, financial liabilities and lease liabilities, the IASB introduced a practical expedient that involves updating the effective interest rate.

On the other hand, with regard to hedge accounting, the hedge relationships and documentation must reflect the modifications to the hedged item, the hedging instrument and the risk to be hedged. Hedging relationships must meet all criteria for applying hedge accounting, including effectiveness requirements.

Finally, with respect to disclosures, entities must disclose how they are managing the transition to alternative benchmark rates and the risks that may arise from the transition; in addition, they must include quantitative information on financial assets and non-derivative financial liabilities, as well as non-derivative financial instruments, that continue under the reference rates subject to the reform and the changes that have arisen to the risk management strategy.

The Company is in the process of evaluating the impacts derived from the application of these amendments.

IFRS 17 Insurance Contracts

IFRS 17 establishes the principles for the recognition, measurement, presentation and disclosure of insurance contracts and replaces IFRS 4 -  Insurance contracts.

IFRS 17 describes a general model, which is modified for insurance contracts with direct participation features, which is described as the Variable Rate Approach. The general model is simplified if certain criteria are met when measuring the liability for remaining coverage using the premium allocation method.

The general model will use current assumptions to estimate the amount, timing and uncertainty of future cash flows and will explicitly measure the cost of that uncertainty, taking into account market interest rates and the impact of options and guarantees of the insured.

In June 2020, the IASB issued the amendments to IFRS 17 to address the concerns and implementation of the changes that were identified after IFRS 17 was published. The amendments defer the date of initial application of IFRS 17 (incorporating the amendments) to the annual report beginning on or after January 1, 2023. At the same time, the IASB issued a Temporary Extension of Exemption to Apply IFRS 9 (Amendments to IFRS 4) that extends the expiration date of the temporary exception to apply IFRS 9 to IFRS 4 for annual periods beginning on or after January 1, 2023.

IFRS 17 should be applied retrospectively unless it is not practical, in which case the retrospective approach will be modified, or the fair value approach will be applied.

In accordance with the transition requirements, the date of initial application is the beginning of the annual reporting period in which the entity first applies the Standard and, the transition date is the beginning of the period immediately preceding the date of the initial application.

Amendments to IAS 1 Classification of Liabilities as Current and Non-Current

The amendments to IAS 1 affect only the presentation of liabilities as current and non-current in the statement of financial position and not the amount or timing at which any asset, liability, income or expense is recognized, or the information disclosed about those items.

The amendments clarify that the classification of liabilities as current and non-current is based on the rights to exist at the end of the reporting period, specify that the classification is not affected by expectations about whether the entity will exercise the right to defer settlement of the liability, explain that rights exist if there are covenants to be met at the end of the reporting period, and introduce a definition of ‘arrangement’ to make it clear that the arrangement refers to the transfer of cash from the counterparty, equity instruments, other assets or services.

The amendments are applied retrospectively for annual periods beginning on or after January 1, 2023, with early application permitted.

Amendments to IFRS 3 - Reference to the Conceptual Framework

The amendments update IFRS 3 so that it can refer to the 2018 Conceptual Framework instead of the 1989 Framework. They also added a requirement that, for obligations within the scope of IAS 37, a buyer applies IAS 37 to determine whether the acquisition date is a present obligation or exists as a result of a past event. For liens that are within the scope of IFRIC 21 -  Liens, the buyer applies IFRIC 21 to determine whether the obligation gives rise to a liability to pay the lien that occurred at the acquisition date.

Finally, the amendments add an explicit statement that the buyer will not recognize a contingent asset acquired from a business combination.

The amendments are effective for business combinations for which the acquisition date is on or after the initial period of the first annual period beginning on or after January 1, 2022. With an option for early application if the entity also applies all other updated references (published together with the Conceptual Framework) at the same time or early.

Amendments to IAS 16 - Property, Plant and Equipment - before Intended Use.

The amendments prohibit the deduction from the cost of an asset of property, plant or equipment of any revenue from selling the asset after it is ready for use, for example, revenue while the asset is being brought to the location and the necessary refurbishment is being carried out to make it operable in the manner intended by management. Accordingly, an entity should recognize those sales revenues and costs in profit or loss. The entity measures the costs of these items in accordance with IAS 2 Inventories.

The amendments clarify the meaning of ‘testing whether an asset is functioning properly’. IAS 16 now specifies this as an assessment in which the physical and technical performance of the asset is capable of being used in the production or supply of goods or services, for rental or other, or administrative purposes.

If not presented separately in the statement of comprehensive income, the financial statements must disclose the amounts of revenues and costs in income related to items that are not an outflow from the entity's ordinary activities in the line item(s) in the statement of comprehensive income where revenues and costs are included.

The modifications are applied retrospectively, but only to items of property, plant and equipment that are brought to the location and condition necessary for them to be able to operate as management intends on or after the beginning of the period in which the entity's financial statements in which the modifications are first applied.

The Company shall recognize the cumulative effect of the initial application of the amendments as a balance sheet adjustment to retained earnings (or an appropriate component of equity) at the beginning of the earliest period presented. The amendments are effective for annual periods beginning on January 1, 2022 with an option for earlier application.

Amendments to IAS 37 - Onerous Contracts - Costs of Fulfilling a Contract

The amendments specify that the ‘costs of fulfilling’ a contract comprise ‘costs directly related to the contract’. Costs that relate directly to a contract consist of incremental costs and costs of fulfilling a contract (e.g., labor or materials) and the allocation of other costs that relate directly to fulfilling a contract (such as the allocation of depreciation to items of property, plant and equipment to fulfill the contract).

The amendments apply to contracts in which the entity has not yet complied with all of its obligations at the beginning of the annual reporting period in which the entity applies the amendments for the first time. Comparatives should not be restated. Instead, an entity should recognize the cumulative effect of the initial application of the amendments as a balance sheet adjustment to retained earnings or such other component of equity, as appropriate, for the date of initial application.

The amendments are effective for annual periods beginning on or after January 1, 2022, with an option for earlier application.

Annual Amendments to IFRS standards 2018-2020

The Annual Amendments include amendments to four standards.

IFRS 1 First-time Adoption of International Financial Reporting Standards, the amendment provides additional relief for a subsidiary that adopts for the first time after its parent with respect to accounting for cumulative translation differences. As a result of the amendments, a subsidiary using the IFRS 1: D16(a) exception may now elect to measure the cumulative translation effects of foreign operations at the carrying amount that is included in the parent's consolidated statements, based on the parent's date of transition to IFRS, if there were no adjustments for consolidation procedures and for the effects of business combinations in which the parent acquired the subsidiary. A similar election is available for an associate or joint venture that uses the exception in IFRS 1: D16(a). The amendment is effective for periods beginning on or after January 1, 2022, with an early adoption option.

IFRS 9 Financial Instruments, the amendment clarifies that when applying the ‘10%’ test to assess whether a financial liability should be derecognized, an entity includes only the paid fees or received between the entity (the borrower) and the lender, including paid fees or received by the entity or the lender. The amendments are applied prospectively to modifications or changes that occur on or after the date the entity first applies the amendment. The amendment is effective for annual periods beginning on or after January 1, 2022, with an option for earlier application.

IFRS 16 Leases, the amendments eliminate the figure of reimbursement for leasehold improvements. As the amendments to IFRS 16 are only in respect of an illustrative example, no commencement date has been established.

IAS 41 Agriculture, the amendments remove the requirement in IAS 41 for entities to exclude cash flows for tax purposes when measuring fair value. This aligns the fair value measurement in IAS 41 with the requirements of IFRS 13 Fair Value Measurement to be consistent with cash flows and discount rates and allows preparers to determine whether cash flows and discount rates are used on a pre-tax or after-tax basis as is more appropriate to estimate fair value. The amendments are applied prospectively, i.e., the fair value measurement on or after the initial date of application of the amendments applied to the entity. The amendments are effective for annual periods beginning on or after January 1, 2022, with an option for initial adoption.

The Company does not expect the adoption of the standards to have a material impact on the consolidated financial statements in future periods.